Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events
Subsequent Events

32. Subsequent Events

The Group evaluated subsequent events through March 3, 2022, which is the date when the consolidated financial statements were issued.

In February 2022, a US$15 million milestone payment was triggered and receivable in relation to the initiation of the Phase III study for the primary indication non-small cell lung cancer pursuant to the AZ Agreement.